SHARE-BASED PAYMENTS - Incentive payments based on Parent shares (Details)		12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charge of the plan recognized			$ 20,893,789
Bioceres S.A | Ordinary shares | Management team
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	36,000
Value at measurement date (US dollar per share)	$ 5.53		$ 5.53
Charge of the plan recognized		$ 800,000